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                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

                                   ----------

                        VARIABLE ANNUITY ACCOUNT SEVEN
                       SUPPLEMENT TO THE PROSPECTUS FOR
                     POLARIS II A-CLASS VARIABLE ANNUITY
                             DATED JULY 27, 2009
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     To correct the scrivener's error made under OPTION 1 - PURCHASE PAYMENT
ACCUMULATION OPTION under the DEATH BENEFIT OPTIONS header on page 20 of the prospectus, the Net Purchase Payments compounded annual growth rate is hereby corrected to 3%.





Dated: October 22, 2009

                Please keep this supplement with your prospectus.


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